SHAREHOLDERS' EQUITY (Details Narrative) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended														6 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Feb. 28, 2020 USD ($) $ / shares	Jan. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Nov. 30, 2019 $ / shares shares	Sep. 30, 2019 $ / shares shares	Aug. 31, 2019 $ / shares shares	May 31, 2019 $ / shares shares	Mar. 31, 2019 $ / shares shares	Jan. 31, 2019 $ / shares shares	Jan. 31, 2019 $ / shares shares	Apr. 30, 2015	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 ₪ / shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 ₪ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2018 ILS (₪) ₪ / shares shares
Ordinary shares, shares authorized | shares																		100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, par value | ₪ / shares																	₪ 0.03		₪ 0.03		₪ 0.03
Shares issued under underwritten public offering | shares																		43,485,065	38,456,693	38,456,693
Stock-based compensation expense | $															$ 682	$ 558
Incremental expenses | $															9
Net proceeds from underwritten public offering | $															$ 23,535	$ 1,500
Employees [Member]
Number of stock options shares grant to purchase | shares									50,000				60,000
Stock option exercise price									$ 4.87
Stock option vesting description									The options vest as follows: 25% vested in August 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2023.				The options will vest as follows: 25% will vest in January 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until January 2023.
Employees and Officers [Member]
Offering cost | $		$ 440,000		$ 10,000	$ 35,000	$ 70,000
Number of stock options shares grant to purchase | shares											75,000
Stock option exercise price		$ 3.92		$ 5.92	$ 5.28						$ 2.73									$ 5.24
Stock option vesting description		The options vest as follows: 25% will vest in April 2021; and 75% will vest in twelve equal quarterly installments of 6.25% each until April 2024.		The options vest as follows: 25% will vest in January and February 2021; and 75% will vest in twelve equal quarterly installments of 6.25% each until January and February 2024.	The options vest as follows: 25% will vest in January and February 2021; and 75% will vest in twelve equal quarterly installments of 6.25% each until January and February 2024.	The options vest as follows: 25% will vest in December 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until December 2023.					The options vest as follows: 25% vested in March 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until March 2023.
Employee [Member]
Number of stock options shares grant to purchase | shares		342,500					17,500	15,000		7,500
Stock option exercise price		$ 3.92					$ 5.25			$ 3.11
Stock option vesting description							The options vest as follows: 25% will vest in November 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until November 2023.	The options vest as follows: 25% will vest in September 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until September 2023.		The options vest as follows: 25% vested in May 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until May 2023.
Incremental value of options repriced | $		$ 140
Employee [Member] | Subsequent Event [Member]
Incremental value of options repriced | $	$ 131
Officers [Member]
Offering cost | $			$ 200,000
Number of stock options shares grant to purchase | shares								30,000	100,000
Stock option exercise price			$ 5.90					$ 4.83	$ 3.64
Stock option vesting description			The options vest as follows: 25% will vest in March 2021; and 75% will vest in twelve equal quarterly installments of 6.25% each until March 2024.					The options vest as follows: 25% will vest in September 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until September 2023.	The options vest as follows: 25% vested in August 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2023.
Employees and Officers One [Member]
Offering cost | $						$ 45,000
Stock option exercise price																				5.44
Stock option vesting description						The options vest as follows: 25% will vest in December 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until December 2023.
Employees and Directors [Member]
Number of stock options shares grant to purchase | shares															690,000
Stock option exercise price																		$ 3.22		$ 7.6
Stock option vested | shares																		1,195,933
Unamortized compensation expenses period															4 years
Unamortized compensation expenses | $																		$ 3,705
2015 Share Option Plan [Member]
Option expire term														20 years
Number of shares available for grant | shares																		359,124
Ordinary Shares Underwritten Public Offering [Member]
Net proceeds from underwritten public offering | $					$ 23,500
Gross proceeds from underwritten public offering | $					$ 25,300
Number of ordinary shares issued, shares | shares					4,819,052
Number of ordinary shares issued, price per share					$ 5.25
DBSI [Member]
Number of ordinary shares issued, shares | shares												545,454
Number of ordinary shares issued, price per share												$ 2.75	$ 2.75
Maximum [Member] | Employees [Member]
Stock option exercise price												2.85	2.85
Maximum [Member] | Employee [Member]
Stock option exercise price		$ 5.90						$ 4.40
Minimum [Member] | Employees [Member]
Stock option exercise price												$ 2.76	$ 2.76
Minimum [Member] | Employee [Member]
Stock option exercise price		$ 4.83						$ 3.99
NIS [Member]
Value of shares authorized | ₪																					₪ 1,875
NIS [Member] | Maximum [Member]
Value of shares authorized | ₪																					₪ 3,000